Voyage and vessel operating expenses (Tables)	12 Months Ended
Dec. 31, 2012
Voyage And Vessel Operating Expenses [Abstract]
Schedule Of Voyage And Vessel Operating Expenses Analysis [Table Text Block]
	2012	2011	2010
Voyage Expenses
Port charges	33	-	-
Bunkers	43	59	50
Commissions	1,328	672	217
Total	1,404	731	267

Vessel Operating Expenses
Crew wages and related costs	14,460	5,283	1,251
Insurance	1,392	582	160
Spares and consumable stores	8,216	3,647	1,278
Repairs and maintenance	4,403	1,468	138
Tonnage taxes (Note 13)	136	27	13
Miscellaneous	362	127	45
Total	28,969	11,134	2,885